Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Taxation [Line Items]
Effective income tax rate	19.30%	16.90%
Income tax rate	25.00%	25.00%
Effect of preferential income tax rate	(8.30%)	(8.70%)
PRC statutory tax rate	25.00%	25.00%
Hong Kong [Member]
Taxation [Line Items]
Income tax rate	16.50%
PRC statutory tax rate	16.50%
Feng Hui Holding [Member]
Taxation [Line Items]
Income tax rate	25.00%
Effect of preferential income tax rate	15.00%
PRC statutory tax rate	25.00%